Note 8 - Convertible Debt PIK Notes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Nov. 03, 2014	Dec. 31, 2013	Aug. 05, 2013
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member]
Debt Instrument, Face Amount	$ 12,762,816	$ 11,576,250			$ 10,500,000
Less: Discount	(1,854,894)	(1,949,555)
Convertible Notes Payable	10,907,922	9,626,695
Derivative Liability	262,764	478,149
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
Debt Instrument, Face Amount	21,882,955	19,848,486	$ 19,848,486
Less: Discount	(15,717,991)	(16,450,742)	$ (7,348,486)
Convertible Notes Payable	6,164,964	3,397,744
Derivative Liability	4,876,093	9,557,476
Payment in Kind (PIK) Note [Member]
Debt Instrument, Face Amount	34,645,771	31,424,736
Less: Discount	(17,572,885)	(18,400,297)
Convertible Notes Payable	17,072,886	13,024,439
Derivative Liability	5,138,857	10,035,625
Less: Discount	(17,572,885)	(18,400,297)
Derivative Liability	$ 5,138,857	$ 10,035,625		$ 0